CONDENSED STATEMENT OF CHANGES IN COMMON STOCK, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) - USD ($)		9 Months Ended
	May. 13, 2015	Sep. 30, 2015
Underwriters' over-allotment option
Stock Transactions, Parenthetical Disclosures
Other Financial Services Costs	$ 1,200,000
IPO
Stock Transactions, Parenthetical Disclosures
Other Financial Services Costs	$ 3,300,000
Common Stock | Underwriters' over-allotment option
Stock Transactions, Parenthetical Disclosures
Other Financial Services Costs		$ 1,209,802
Common Stock | IPO
Stock Transactions, Parenthetical Disclosures
Other Financial Services Costs		$ 2,897,825